Note 13 - Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

NOTE 11: RELATED PARTY TRANSACTIONS

As of the period ended June 30, 2024, $175 (2023: $175) of director loans were still outstanding. These notes do not bear any interest and are payable on demand.

The Company incurred $140 and $244 in officers’ consulting fees recorded in general and administration expenses for the three and six months ended June 30, 2024, respectively and $102 and $223 for the three and six months ended June 30, 2023, respectively.

NOTE 13: RELATED PARTY TRANSACTIONS

During the year ended December 31, 2022, $320 of notes payable to directors were converted to 106,612 shares of common stock (Note 7).

As of the year ended December 31, 2023, $175 (2022: $175) of director loans were still outstanding. These notes do not bear any interest and are payable on demand. The remaining related party payables of $nil (2022: $2) relate to services payable to a related party of the Company. These payables do not bear any interest and are payable on demand.

The Company incurred $222 and $420 in officers’ consulting fees recorded in general administration expenses on consolidated statements of operations for the years ended December 31, 2023 and 2022, respectively. At December 31, 2023 and 2022, $106 and $56, respectively remained outstanding and were accrued by the Company, and are included in accrued liabilities in the accompanying balance sheets.

On May 1, 2023, the Company issued 284,964 shares of common stock to a related party as a payment for consulting services provided.

On July 8, 2023, the Company granted options to its employees, officers, directors and consultants to purchase an aggregate of 3,148,288 shares of common stock in the capital of the Company (Note 11.g), 2,776,861 of these options were granted to related parties. No compensation cost is recognized related to options until the occurrence of a liquidity event.